EMPLOYEE BENEFIT PLANS - Changes in Pension and Other Post-Retirement Benefit Obligations, Fair Value Of Plan Assets, as well as Amounts Recognized in the Consolidated Balance Sheets (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Change in plan assets
Employer contributions	$ (110.2)	$ (107.0)	$ (130.5)
Pension Benefit, U.S. Plans
Change in benefit obligation
Benefit obligation at end of prior year	1,463.4	1,501.0
Service cost	7.7	6.6	6.5
Interest cost	52.6	62.9	69.6
Settlements/curtailments	0	(126.6)
Actuarial (gain) loss	(111.4)	100.2
Plan amendments	2.6	1.3
Foreign currency exchange rates	0	0
Participant contributions	0	0
Acquisitions, divestitures and other	(4.3)	(8.5)
Benefits paid	(94.7)	(90.5)
Benefit obligation at end of year	1,315.9	1,463.4	1,501.0
Change in plan assets
Fair value of plan assets at end of prior year	1,057.1	1,079.5
Actual return on plan assets	40.6	129.3
Participant contributions	0	0
Employer contributions	54.9	62.2
Settlements	0	(126.6)
Foreign currency exchange rate changes	0	0
Acquisitions, divestitures and other	(5.0)	3.2
Benefits paid	(94.7)	(90.5)
Fair value of plan assets at end of plan year	1,052.9	1,057.1	1,079.5
Funded status - assets less than benefit obligation	(263.0)	(406.3)
Unrecognized prior service cost (credit)	(6.2)	(4.7)
Unrecognized net actuarial loss	81.2	174.0
Unrecognized net transition obligation	0	0
Net amount recognized	(175.6)	(227.6)
Pension Benefit, Non-U.S Plans
Change in benefit obligation
Benefit obligation at end of prior year	1,134.7	965.7
Service cost	13.4	12.1	12.6
Interest cost	54.3	47.3	52.9
Settlements/curtailments	(20.5)	(14.6)
Actuarial (gain) loss	104.2	127.5
Plan amendments	0	(1.0)
Foreign currency exchange rates	43.7	41.0
Participant contributions	0.3	0.3
Acquisitions, divestitures and other	(246.3)	(5.3)
Benefits paid	(58.8)	(48.9)
Benefit obligation at end of year	1,517.6	1,134.7	965.7
Change in plan assets
Fair value of plan assets at end of prior year	779.1	709.4
Actual return on plan assets	61.1	64.8
Participant contributions	0.3	0.3
Employer contributions	44.6	35.0
Settlements	(19.5)	(13.9)
Foreign currency exchange rate changes	31.8	31.5
Acquisitions, divestitures and other	237.3	0.9
Benefits paid	(58.8)	(48.9)
Fair value of plan assets at end of plan year	1,075.9	779.1	709.4
Funded status - assets less than benefit obligation	(441.8)	(355.6)
Unrecognized prior service cost (credit)	(3.7)	(4.1)
Unrecognized net actuarial loss	274.6	180.4
Unrecognized net transition obligation	0.2	0.3
Net amount recognized	(163.3)	(170.8)
Other Postretirement Benefit Plans, Defined Benefit
Change in benefit obligation
Benefit obligation at end of prior year	87.7	80.1
Service cost	0.8	0.9	0.6
Interest cost	2.5	3.1	3.6
Settlements/curtailments	0	(0.1)
Actuarial (gain) loss	(4.4)	4.5
Plan amendments	0	0.9
Foreign currency exchange rates	(0.8)	0.3
Participant contributions	0	0
Acquisitions, divestitures and other	0	(7.8)
Benefits paid	(10.7)	(9.8)
Benefit obligation at end of year	75.1	87.7	80.1
Change in plan assets
Fair value of plan assets at end of prior year	0	0
Actual return on plan assets	0	0
Participant contributions	0	0
Employer contributions	10.7	9.8
Settlements	0	0
Foreign currency exchange rate changes	0	0
Acquisitions, divestitures and other	0	0
Benefits paid	(10.7)	(9.8)
Fair value of plan assets at end of plan year	0	0	0
Funded status - assets less than benefit obligation	(75.1)	(87.7)
Unrecognized prior service cost (credit)	9.3	10.7
Unrecognized net actuarial loss	1.8	6.3
Unrecognized net transition obligation	0	0
Net amount recognized	$ (82.6)	$ (92.1)